One Of Mutual
                                Funds Magazine's
                                 Top Ten Funds
                                   For 1996**

                         * Portfolio Manager: Art Bonnel
                            * 25 Years of Investment
                              Management Experience
                      * Inception Date: 10/17/94 * No load

                                     BONNEL
                                     GROWTH
                                      FUND
                          ----------------------------
                                     45.22%
                                ONE-YEAR RETURN
                              12/29/94 - 12/29/95
                          ----------------------------
                                     37.65%
                          TOTAL RETURN SINCE INCEPTION
                              1O/17/94 - 12/29/95
                          ----------------------------
[GRAPHIC: UNITED SERVICES FUNDS LOGO WITH FULL-LENGTH PICTURE OF ART BONNEL ABOVE AND TO THE LEFT OF LOGO.]

                              Call 1-800-557-2297 EXT 601
                     Look under the United Services listing.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate. You may have a gain or a loss when you sell shares. For more information, including charges and expenses, call 1-800-4-BONNEL. Please read the prospectus carefully before investing. **Based upon a survey of 230 analysts. December 1995 issue.